Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	$ 3,731	$ 7,620	$ 17,034
Salaries, wages and related expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	1,049	1,536	2,323
Share-based payments [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	113	117	768
Service providers [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	$ 2,569	$ 5,967	$ 13,943